BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.6%
Communication Services—2.4%
Alphabet, Inc., Class A*	6,913	$15,728,734
Electronic Arts, Inc.	23,351	3,237,616
Interpublic Group of Cos., Inc., (The)(a)	238,919	7,700,360
Meta Platforms, Inc., Class A*	32,414	6,276,647
Omnicom Group, Inc.(a)	48,946	3,651,861
		36,595,218
Consumer Discretionary—8.3%
AutoZone, Inc.*	7,168	14,763,571
Booking Holdings, Inc.*	6,586	14,776,086
Dollar General Corp.	36,568	8,057,393
Harley-Davidson, Inc.(a)	193,501	6,807,365
International Game Technology PLC	152,845	3,273,940
Lear Corp.(a)	39,019	5,500,118
LKQ Corp.	287,013	14,749,598
Magna International, Inc.	52,431	3,403,821
Mohawk Industries, Inc.*	63,091	8,924,853
NVR, Inc.*	3,153	14,032,805
Polaris, Inc.(a)	86,962	9,265,801
Tempur Sealy International, Inc.(a)	407,858	10,755,216
Whirlpool Corp.(a)	52,618	9,694,340
Wyndham Hotels & Resorts, Inc.(a)	62,646	5,019,824
		129,024,731
Consumer Staples—1.9%
Altria Group, Inc.	93,853	5,076,509
Coca-Cola European Partners PLC	79,419	4,219,531
Keurig Dr Pepper, Inc.	215,019	7,469,760
Monster Beverage Corp.*	60,877	5,425,358
Philip Morris International, Inc.	71,507	7,597,619
		29,788,777
Energy—8.4%
BP PLC - SP ADR	155,535	5,034,668
Canadian Natural Resources Ltd.	148,744	9,866,190
ConocoPhillips	137,628	15,463,882
Devon Energy Corp.	145,846	10,923,865
Diamondback Energy, Inc.	95,951	14,586,471
EOG Resources, Inc.	98,045	13,428,243
Marathon Oil Corp.	497,983	15,651,606
Phillips 66	54,987	5,543,239
Pioneer Natural Resources Co.(a)	34,652	9,631,177
Schlumberger Ltd.	288,607	13,264,378
Shell PLC - ADR	110,452	6,540,967
Whiting Petroleum Corp.(a)	131,421	11,625,502
		131,560,188
Financials—21.5%
Aflac, Inc.	222,996	13,506,868
Allstate Corp., (The)	65,961	9,016,209
American International Group, Inc.	417,554	24,502,069
Aon PLC, Class A	31,633	8,720,269
Bank of America Corp.	890,484	33,126,005
Charles Schwab Corp., (The)	258,042	18,088,744
Chubb Ltd.	88,738	18,749,452
Citigroup, Inc.	305,726	16,328,826
Discover Financial Services	82,573	9,371,210
Fifth Third Bancorp	183,170	7,222,393
Globe Life, Inc.	96,232	9,389,356
Goldman Sachs Group, Inc., (The)	52,179	17,054,706
Huntington Bancshares, Inc.	735,536	10,209,240
JPMorgan Chase & Co.	193,223	25,549,877
KeyCorp(a)	863,146	17,228,394
Loews Corp.	234,938	15,386,089
Markel Corp.*	5,074	6,948,488
Renaissance Holdings Ltd.(a)	75,282	11,557,293
Synchrony Financial	182,042	6,742,836
Travelers Cos., Inc., (The)	60,230	10,783,579
Truist Financial Corp.	295,865	14,716,325
Wells Fargo & Co.	372,087	17,030,422
White Mountains Insurance Group Ltd.	11,271	14,030,817
		335,259,467
Health Care—24.1%
AbbVie, Inc.	203,238	29,951,184
AmerisourceBergen Corp.	85,439	13,225,103
Amgen, Inc.	75,858	19,475,783
Anthem, Inc.	46,161	23,524,107
Avantor, Inc.*	430,171	13,782,679
Centene Corp.*	227,701	18,543,969
Change Healthcare, Inc.*	271,942	6,551,083
Cigna Corp.	33,976	9,115,421
Humana, Inc.	27,752	12,605,791
Johnson & Johnson	270,786	48,614,211
McKesson Corp.(a)	90,596	29,777,999
Medtronic PLC	257,507	25,789,326
Merck & Co., Inc.	222,595	20,485,418
Molina Healthcare, Inc.*	27,036	7,846,388
Novartis AG - SP ADR	201,942	18,364,606
Pfizer, Inc.	565,834	30,011,835
Roche Holding AG - SP ADR	166,134	7,067,340
Sanofi - ADR	154,118	8,206,784
UnitedHealth Group, Inc.	50,139	24,908,052
Zimmer Biomet Holdings, Inc.	67,814	8,151,921
		375,999,000
Industrials—12.9%
Advanced Drainage Systems, Inc.(a)	41,236	4,515,754
Allegion PLC	36,922	4,122,341
Allison Transmission Holdings, Inc.	147,049	5,883,430
Altra Industrial Motion Corp.	72,565	2,845,274
AMETEK, Inc.	63,509	7,714,438
Boeing Co., (The)*	62,914	8,266,900
BWX Technologies, Inc.(a)	241,676	12,373,811
Copart, Inc.*	39,818	4,560,355
Curtiss-Wright Corp.(a)	38,014	5,397,228
Dover Corp.	55,360	7,413,258
EnerSys	52,215	3,536,000
Expeditors International of Washington, Inc.	110,339	12,009,297
Howmet Aerospace, Inc.	347,184	12,418,772
Huron Consulting Group, Inc.*	108,622	6,508,630
Landstar System, Inc.(a)	61,764	9,352,922
Leidos Holdings, Inc.	42,690	4,461,105
ManpowerGroup, Inc.	36,897	3,306,340
Masco Corp.	120,638	6,838,968
Middleby Corp., (The)*(a)	28,378	4,298,132
PACCAR, Inc.	80,189	6,963,613
Resideo Technologies, Inc.*	173,684	4,102,416
Robert Half International, Inc.	41,473	3,738,791
Science Applications International Corp.	86,507	7,488,046
Sensata Technologies Holding PLC	115,545	5,549,626
Textron, Inc.	144,661	9,444,917
United Parcel Service, Inc., Class B	54,212	9,880,137
WESCO International, Inc.*	118,638	14,898,560
Westinghouse Air Brake Technologies Corp.	135,658	12,814,255
		200,703,316
Information Technology—14.2%
Analog Devices, Inc.	31,130	5,242,292
Applied Materials, Inc.	32,718	3,837,494
Arrow Electronics, Inc.*	67,561	8,151,235
Belden, Inc.	56,839	3,272,790
Check Point Software Technologies Ltd.*	61,361	7,675,034
Cisco Systems, Inc.	240,650	10,841,282
Cognizant Technology Solutions Corp., Class A	195,634	14,613,860
Fidelity National Information Services, Inc.	106,780	11,158,510
FleetCor Technologies, Inc.*	105,880	26,344,003
Flex Ltd.*	432,226	7,378,098
Global Payments, Inc.	122,696	16,078,084
Hewlett Packard Enterprise Co.(a)	312,332	4,872,379
Jabil, Inc.	182,633	11,235,582
KLA-Tencor Corp.	11,458	4,180,451
Lam Research Corp.	7,991	4,155,560
Microchip Technology, Inc.	111,240	8,081,586
NortonLifeLock, Inc.	178,131	4,335,708
Oracle Corp.	195,211	14,039,575
Qorvo, Inc.*	92,119	10,294,298
QUALCOMM, Inc.	130,912	18,749,217
SS&C Technologies Holdings, Inc.	135,082	8,643,897
TE Connectivity Ltd.	50,785	6,571,071
Visa, Inc., Class A	37,624	7,982,684
Western Digital Corp.*	47,478	2,881,440
		220,616,130
Materials—2.9%
Corteva, Inc.	193,126	12,093,550
CRH PLC - SP ADR(a)	159,759	6,628,401
DuPont de Nemours, Inc.	122,499	8,311,557
FMC Corp.(a)	107,920	13,228,834
Trinseo PLC	90,845	4,296,060
		44,558,402
TOTAL COMMON STOCKS
(Cost $906,674,374)		1,504,105,229

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—7.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.92%(b)	109,612,463	109,612,463
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $109,612,463)		109,612,463
SHORT-TERM INVESTMENTS—3.1%
U.S. Bank Money Market Deposit Account, 0.50%(b)	48,481,118	48,481,118
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,481,118)		48,481,118
TOTAL INVESTMENTS—106.7%
(Cost $1,064,767,955)		1,662,198,810
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.7)%		(104,639,578)
NET ASSETS—100.0%		$1,557,559,232

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2022, the market value of securities on loan was $106,521,825.
(b)	The rate shown is as of May 31, 2022.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS ALL-CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners All-Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

					INVESTMENTS MEASURED AT NET
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	ASSET VALUE*
Common Stock
Communication Services	$36,595,218	$36,595,218	$-	$-	$-
Consumer Discretionary	129,024,731	129,024,731	-	-	-
Consumer Staples	29,788,777	29,788,777	-	-	-
Energy	131,560,188	131,560,188	-	-	-
Financials	335,259,467	335,259,467	-	-	-
Health Care	375,999,000	375,999,000	-	-	-
Industrials	200,703,316	200,703,316	-	-	-
Information Technology	220,616,130	220,616,130	-	-	-
Materials	44,558,402	44,558,402	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	109,612,463	-	-	-	109,612,463
Short-Term Investments	48,481,118	48,481,118	-	-	-
Total Assets	$1,662,198,810	$1,552,586,347	$-	$-	$109,612,463

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.